Disclosure of fair value of plan assets (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Plan assets, at fair value	$ 175,795	$ 341,432	$ 296,151
Level 1 [Member]
Statements [Line Items]
Plan assets, at fair value	56,401	120,652	125,618
Level 2 [Member]
Statements [Line Items]
Plan assets, at fair value	119,394	220,780	170,533
Level 3 [Member]
Statements [Line Items]
Plan assets, at fair value	0	0	0
Money market instruments [Member]
Statements [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	3,072	4,625	4,515
Money market instruments [Member] | Level 1 [Member]
Statements [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	3,072	4,625	4,515
Money market instruments [Member] | Level 2 [Member]
Statements [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0	0	0
Money market instruments [Member] | Level 3 [Member]
Statements [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0	0	0
Pooled equity funds [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	53,329	116,027	121,103
Pooled equity funds [Member] | Level 1 [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	53,329	116,027	121,103
Pooled equity funds [Member] | Level 2 [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0	0
Pooled equity funds [Member] | Level 3 [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0	0
Pooled fixed income funds [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	91,854	189,964	143,489
Pooled fixed income funds [Member] | Level 1 [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0	0
Pooled fixed income funds [Member] | Level 2 [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	91,854	189,964	143,489
Pooled fixed income funds [Member] | Level 3 [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0	0
Alternative investment funds [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	26,871	30,699	26,404
Alternative investment funds [Member] | Level 1 [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0	0
Alternative investment funds [Member] | Level 2 [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	26,871	30,699	26,404
Alternative investment funds [Member] | Level 3 [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0	0
Balanced Fund Member
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	669	117	640
Balanced Fund Member | Level 1 [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0	0
Balanced Fund Member | Level 2 [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	669	117	640
Balanced Fund Member | Level 3 [Member]
Statements [Line Items]
Investment funds, amount contributed to fair value of plan assets	$ 0	$ 0	$ 0